Parent Entity Financial Information	12 Months Ended
Jun. 30, 2022
Disclosure Of Parent Entity Financial Information Abstract
Parent entity financial information

Note 21. Parent entity financial information

The individual financial statements for the parent entity show the following aggregate amounts:

	2022 $	2021 $
Balance sheet
Current assets	23,685,902	25,698,082
Non-current assets	1,181,517	1,300,467
Total assets	24,867,419	26,998,549
Current liabilities	1,498,834	1,118,020
Non-current liabilities	175,447	36,196
Total liabilities	1,674,281	1,154,216
	(46,386,276)	(51,688,666)
Shareholders' equity
Share capital	88,436,263	88,361,303
Reserves
Share-based payments	3,053,197	3,360,128
Accumulated losses	(68,296,322)	(65,877,098)
	23,193,138	25,844,333
Loss for the year	2,781,085	8,271,111
Total comprehensive loss	2,781,085	8,271,111

(b)	Guarantees entered into by the parent entity

The parent entity has not entered into any guarantees in relation to debts of its subsidiaries in the year ended 30 June 2022 (2021: nil).

(c)	Contingent liabilities of the parent entity

The parent entity did not have any contingent liabilities as at 30 June 2022 or 30 June 2021.

(d)	Contractual commitments for the acquisition of property, plant or equipment

The parent entity has not entered into any contractual commitments for the acquisition of property, plant or equipment in the year ended 30 June 2022 (2021: nil).

(e)	Determining the parent entity financial information

The financial information for the parent entity has been prepared on the same basis as the consolidated financial statements, except as set out below.

(i)	Investments in subsidiaries

Investments in subsidiaries are accounted for at cost in the financial statements of Immuron Limited.

(ii)	Intercompany loan

Total comprehensive loss of the parent entity includes the fully impaired intercompany loan.